Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Awards Close in Time to MNPI Disclosures [Table]
Award Timing MNPI Disclosure

TiMiNG OF OPTiON AWARDS

It is Textron’s practice to grant most equity awards on a pre-determined schedule. The grant date for annual stock options, as well as other awards, has been established as March 1 of each year for all employees. In January of each fiscal year, the Organization and Compensation Committee approves the value of stock options and other equity incentive awards to be granted to our NEOs on the March 1 grant date. The Committee has delegated to the Chief Executive Officer the authority to make awards to employees who are not NEOs. In addition to the annual grants, stock options may be granted at other times during the year to new hires, employees receiving promotions, and in other special circumstances. No off-cycle stock options have been granted to NEOs in fiscal year 2025, and it is Textron’s practice not to make any off-cycle equity grants to current NEOs. The Chief Executive Officer has delegated to our Chief Human Resources Officer the authority to make off-cycle grants to other employees within certain guidelines.

We do not grant stock options in anticipation of the release of material, nonpublic information or time the release of material, nonpublic information based on stock option grant dates, vesting events, or sale events. The exercise price of a newly granted option is the closing price of Textron’s common stock on the NYSE on the date of grant. If the grant date falls on a non-trading day, the exercise price is the closing price of our common stock on the NYSE on the last trading day preceding the date of grant.

Award Timing Method	The grant date for annual stock options, as well as other awards, has been established as March 1 of each year for all employees.
Award Timing Predetermined	true
Award Timing, How MNPI Considered	The exercise price of a newly granted option is the closing price of Textron’s common stock on the NYSE on the date of grant. If the grant date falls on a non-trading day, the exercise price is the closing price of our common stock on the NYSE on the last trading day preceding the date of grant.
MNPI Disclosure Timed for Compensation Value	false